DEBT (Details) - USD ($) $ in Thousands		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Short-term debt		$ 381		$ 1,213		$ 135
Long-term debt		13,914		14,004		371
Total indebtness		16,335		15,217		506
Vehicle Loans
Short-term debt	[1]	183		170		135
Long-term debt	[1]	189		233		233
Note Payable
Long-term debt	[2]	56		65		138
Note Payable
Short-term debt	[3]	198		1,043
Long-term debt		40	[3]	5	[3]	0
Convertible Debenture
Long-term debt		$ 13,629	[4]	$ 13,701	[4]	$ 0

[1]	Primarily fixed term loans on transportation vehicles. Weighted average interest rate at March 31, 2021 was 8.8%.
[2]	Note payable in connection with Acme acquisition to be paid as and if financial performance targets are met over the earnout period.
[3]	Note payable in connection with Humble Flower and Kaizen acquisitions and termination of the W Vapes acquisition. Weighted average interest rate at March 31, 2021 was 4%.
[4]	Net of deferred financing costs of $2,096.